Derivative Financial Instruments (Derivatives Balance Sheet Location) (Details) - Commodity contracts $ in Millions	Dec. 31, 2015 USD ($)
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	$ 9
Derivative Liability, Fair Value, Gross Liability	(32)
Other Current Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	9
Other Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	(5)
Other Noncurrent Assets [Member]
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value, Gross Asset	0
Deferred credits and other liabilities [Member]
Derivatives, Fair Value [Line Items]
Derivative Liability, Fair Value, Gross Liability	$ (27)